LEASES (Tables)	12 Months Ended
Sep. 30, 2021
Leases [Abstract]
Schedule of lease liability

	September 30,	September 30,
	2021	2020
Short term portion	$167,101	$139,858
Long term portion	75,530	248,540
Total lease liability	$242,631	$388,398

Schedule of maturity analysis

2022	$184,480
2023	84,175
Total undiscounted cash flows	268,656
Less: 10% Present value discount	(26,025)
Lease liability	$242,631

Schedule of lease expense

	Twelve months ended
	September 30,	September 30,
	2021	2020
Operating lease expense	$177,777	$169,029
Short-term lease expense	8,400	3,250
Total lease expense	$186,177	$172,279

Schedule of weighted-average remaining lease term and discount rate

Weighted-average remaining lease term	1.44 years
Weighted-average discount rate	10%